SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Options Outstanding, Beginning	29,217	27,518	33,533
Weighted Average Exercise Price, Beginning	$ 15.38	$ 23.69	$ 21.00
Number of Options, Granted		10,000
Weighted Average Exercise Price, Granted		$ 0.22
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited		(817)	(6,015)
Weighted Average Exercise Price, Forfeited		$ 26.46	$ 8.75
Number of Options, Expired		(7,484)
Weighted Average Exercise Price, Expired		$ 24.46
Number of Options Outstanding, Ending	27,923	29,217	27,518
Weighted Average Exercise Price, Ending	$ 14.97	$ 15.38	$ 23.69
Number of Options Exercisable	17,923	19,217
Weighted Average Exercise Price, Exercisable	$ 23.33	$ 23.38
Number of Options, Forfeited or expired	(1,294)
Weighted Average Exercise Price, Forfeited or expired	$ 24.14